Consolidated Statements of Cash Flows - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
CASH FLOWS FROM OPERATING ACTIVITIES:
Net Loss	$ (1,785,878)	$ (1,223,905)	$ (3,041,430)	$ (2,633,516)
Adjustments to Reconcile Net loss to Net Cash Used in Operating Activities:
Depreciation and amortization	36,355	34,781	69,381	102,438
Bad Debt Expense			0	510
Decrease of Reserve on Inventory			0	(19,182)
Common Stock issued for Loan Guaranty		26,755	68,250	0
Common stock issued for services	168,750	85,500	141,750	350,916
Gain on debt settlement, net		(2,355)	(25,524)	(450,927)
Compensation expense related to grant of stock options	8,684	78,891	220,084	442,871
Warrant Modification Expense			0	48,302
Gain on debt extinguishment		(107,081)	(107,081)
Change in fair value of embedded conversion option liability			0	19,089
Amortization of debt discount	560,900	805	271,098	0
Amortization of debt issue costs		800	800	125,917
Changes in assets and liabilities: (Increase) decrease in:
Accounts receivable	(683,413)	730,749	1,155,118	(329,957)
Prepaid expenses and other current assets	(52,001)	6,932	19,659	(24,845)
Costs and Estimated Earnings in Excess of Billings on Uncompleted Contracts			0	22,058
Inventory	1,468,797	(389,936)	(2,004,526)	166,236
Deposits	49,590	(1,810)	(1,810)	8,506
Increase (decrease) in:
Accounts Payable	485,973	96,190	(386,322)	351,691
Accrued Expenses	25,763	172,232	146,185	172,871
Convertible Note Payable Issued in Lieu of Salary - Related Party	25,000	60,000	85,000	50,000
Sales Tax Payable	53,195	(36,134)	(50,135)	(63,560)
Deferred Revenue	(6,790)	14,844	2,191	(138,144)
NET CASH USED IN OPERATING ACTIVITIES	354,925	(452,742)	(3,437,312)	(1,798,726)
CASH FLOWS FROM INVESTING ACTIVITIES
Purchase of Equipment		(3,220)	(23,895)	(115,886)
Funding of Patent Costs	(44,858)	(1,837)	(2,470)	(37,311)
NET CASH USED IN INVESTING ACTIVITIES	(44,858)	(5,057)	(26,365)	(153,197)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from Sale of Common Stock	290,000	245,000	2,345,000	1,820,000
Payments of Offering Costs Related to Sale of Common Stock	(12,000)	(3,600)	(53,600)	(68,800)
Borrowings on Convertible Note Payable			1,500,000	0
Borrowings on Convertible Line of Credit			1,150,000	0
Borrowings (Payments) on Line of Credit, Net	(810,767)	500,000	(1,000,000)	200,000
Payments of loan offering costs		(9,655)
Payments of deferred equity offering costs	(40,416)
Repayments of Convertible Notes Payable-Related Parties			(12,000)	(12,000)
Repayments on Notes Payable	(6,000)	(6,000)	(40,000)	0
Repayments of Auto Loan	(5,684)	(4,608)	(8,533)	(8,760)
Payments of Debt Issue Costs			(22,283)	(2,400)
NET CASH PROVIDED BY FINANCING ACTIVITIES	(584,867)	721,137	3,858,584	1,928,040
NET INCREASE (DECREASE) IN CASH	(274,800)	263,338	394,907	(23,883)
CASH AT BEGINNING OF YEAR	403,475	8,568	8,568	32,451
CASH AT END OF YEAR	128,675	271,906	403,475	8,568
Supplemental Disclosure of Cash Flow Information:
Cash paid for interest	98,561	30,444	73,409	45,133
Cash paid for tax			800	1,600
Supplemental Disclosure of Non-Cash Investing and Financing Activities:
Shares issued for debt conversion		704,709	704,709	0
Recording of debt discount	243,380		715,829	0
Shares issued for loan guarantee -related party			68,250	22,123
Transfer of prepaid asset to inventory	30,272	21,168	21,168	31,752
Depreciation transferred to inventory	11,015	10,989	22,004	21,606
Transfer of inventory to property and equipment			0	56,677
Prepaid insurance financed by third party		$ 16,335	$ 2,334	$ 2,412